Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2060 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2060 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Fidelity Advisor Freedom 2060 Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	736
5 Years	1,017
10 Years	1,819
Fidelity Advisor Freedom 2060 Fund - Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	1,875
Fidelity Advisor Freedom 2060 Fund - Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Freedom 2060 Fund - Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810